Stock-based Compensation - Summary of Fair Value of Option Activity Estimated at Date of Grant Using Black-Scholes Model (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock			$ 5.45
Expected volatility, minimum	43.57%	45.57%	49.41%
Expected volatility, maximum	44.41%	48.84%	50.35%
Risk-free interest rate, minimum	1.76%	2.69%	1.84%
Risk-free interest rate, maximum	2.44%	3.04%	2.13%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options	$ 3.83	$ 3.46	$ 2.69
Fair value of common stock	$ 9.20	$ 7.04
Expected term (in years)	5 years 7 days	5 years 7 months 24 days	6 years 10 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options	$ 8.05	$ 4.23	$ 2.71
Fair value of common stock	$ 20.02	$ 7.27
Expected term (in years)	6 years 1 month 28 days	9 years 4 months 2 days	6 years 1 month 28 days